Securitized Mortgage Trusts	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Securitized Mortgage Trusts
Securitized Mortgage Trusts

Note 6. — Securitized Mortgage Trusts

In March 2022, the Company and its subsidiaries (the Sellers), entered into a Purchase, Sale and Assignment Agreement (Sale Agreement) pursuant to which the Sellers sold certain residual interest certificates, and assigned certain optional termination and loan purchase rights, owned by the Sellers relating to 37 securitizations that closed between 2000 and 2007 (the Securitizations). Pursuant to the terms of the Sale Agreement, the purchaser paid the Company an aggregate cash purchase price of $37.5 million, $20.0 million of which was paid on March 16, 2022, and the remaining balance of the purchase price was paid on March 25, 2022, upon the Company’s satisfaction of certain closing and payment release provisions, including delivery of certain residual interest certificates, set forth in the Sale Agreement. For the three months ended March 31, 2022, the Company recorded a $9.2 million increase in fair value, net of $277 thousand in transaction costs related to the transfer.

As a result of the sale, in accordance with FASB ASC 810-10-25, the Company deconsolidated the securitized mortgage trust assets totaling approximately of $1.6 billion and trust liabilities of $1.6 billion as of the sale date as it was no longer the primary beneficiary of the consolidated securitization trusts. The Company shall remain the master servicer with respect to all of the securitizations until such time that the deals are collapsed or payoff.

Securitized Mortgage Trust Assets

Securitized mortgage trust assets, which are recorded at their estimated fair value, are comprised of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Securitized mortgage collateral, at fair value	$—	$1,639,251
REO, at net realizable value (NRV)	—	3,479
Total securitized mortgage trust assets	$—	$1,642,730

Securitized Mortgage Trust Liabilities

Securitized mortgage trust liabilities, which are recorded at their estimated fair value, are comprised of the following at March 31, 2022 and December 31, 2021:

	March 31,	December 31,
	2022	2021
Securitized mortgage borrowings	$—	$1,614,862

Changes in fair value of net trust assets, including trust REO gains, are comprised of the following for the three months ended March 31, 2022 and 2021:

	For the Three Months Ended
	March 31,
	2022	2021
Change in fair value of net trust assets, excluding REO(1)	$9,248	$(3,544)
Gains from trust REO	—	1,871
Change in fair value of net trust assets, including trust REO gains	$9,248	$(1,673)
(1)	Change in fair value of net trust assets, excluding REO for the three months ended March 31, 2022 represents the net increase in fair value of the net trust assets including REO as of February 28, 2022 and transaction costs.

Note 6. — Securitized Mortgage Trusts

Securitized Mortgage Trust Assets

Securitized mortgage trust assets are comprised of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Securitized mortgage collateral, at fair value	$1,639,251	$2,100,175
REO, at net realizable value (NRV)	3,479	3,094
Total securitized mortgage trust assets	$1,642,730	$2,103,269

Securitized Mortgage Collateral

Securitized mortgage collateral consisted of the following:

	December 31,	December 31,
	2021	2020
Mortgages secured by residential real estate	$1,653,749	$2,205,575
Mortgages secured by commercial real estate	89,801	170,418
Fair value adjustment	(104,299)	(275,818)
Total securitized mortgage collateral, at fair value	$1,639,251	$2,100,175

As of December 31, 2021, the Company was also a master servicer of mortgages for others of approximately $164.6 million in UPB that were primarily collateralizing REMIC securitizations, compared to $216.3 million at December 31, 2020. Related fiduciary funds are held in trust for investors in non-interest bearing accounts and are not included in the Company’s consolidated balance sheets. The Company may also be required to advance funds or cause loan servicers to advance funds to cover principal and interest payments not received from borrowers depending on the status of their mortgages.

Real Estate Owned

The Company’s REO consisted of the following:

	December 31,	December 31,
	2021	2020
REO	$10,335	$10,140
Impairment(1)	(6,856)	(6,967)
Ending balance	$3,479	$3,173
REO inside trusts	$3,479	$3,094
REO outside trusts	—	79
Total	$3,479	$3,173
(1)	Impairment represents the cumulative write-downs of net realizable value subsequent to foreclosure.

Securitized Mortgage Trust Liabilities

Securitized mortgage trust liabilities, which are recorded at estimated fair market value as more fully described in Note 9.—Fair Value of Financial Instruments, are comprised of the following at December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Securitized mortgage borrowings	$1,614,862	$2,086,557

Securitized Mortgage Borrowings – Non-recourse

Selected information on securitized mortgage borrowings for the periods indicated consisted of the following (dollars in millions):

		Securitized
		mortgage
		borrowings
		outstanding as of
		December 31,		Range of Interest Rates (%)
					Interest	Interest
					Rate	Rate
	Original			Fixed	Margins over	Margins after
	Issuance			Interest	One-Month	Contractual
Year of Issuance	Amount	2021	2020	Rates	LIBOR(1)	Call Date(2)
2002	$3,876.1	$2.7	$3.4	5.25 – 12.00	0.27 – 2.75	0.54 – 3.68
2003	5,966.1	12.9	19.1	4.34 – 12.75	0.27– 3.00	0.54 – 4.50
2004	17,710.7	210.9	287.3	3.58 – 5.56	0.25 – 2.50	0.50 – 3.75
2005	13,387.7	1,198.2	1,404.6	—	0.24 – 2.90	0.48 – 4.35
2006	5,971.4	1,626.0	1,860.3	6.25	0.10 – 2.75	0.20 – 4.13
2007	3,860.5	882.5	1,012.5	—	0.06 – 2.00	0.12 – - 3.00
Subtotal contractual principal balance(3)		3,933.2	4,587.2
Fair value adjustment(4)		(2,318.3)	(2,500.6)
Total securitized mortgage borrowings		$1,614.9	$2,086.6
(1)	One-month LIBOR was 0.10% as of December 31, 2021.
(2)	Interest rate margins are generally adjusted when the unpaid principal balance is reduced to less than 10-20% of the original issuance amount, or if certain other triggers are met.
(3)	Represents the outstanding balance in accordance with trustee reporting.
(4)	Fair value adjustment is inclusive of $2.2 billion in bond losses at December 31, 2021 and 2020.

As of December 31, 2021, expected principal reductions of the securitized mortgage borrowings, which is based on contractual principal payments and expected prepayment and loss assumptions for securitized mortgage collateral, was as follows (dollars in millions):

	Payments Due by Period
		Less Than	One to	Three to	More Than
	Total	One Year	Three Years	Five Years	Five Years
Securitized mortgage borrowings(1)	$3,933.2	$420.8	$511.4	$296.4	$2,704.6
(1)	Represents the outstanding balance in accordance with trustee reporting.

Change in Fair Value of Net Trust Assets, including Trust REO Losses

Changes in fair value of net trust assets, including trust REO losses are comprised of the following for the years ended December 31, 2021 and 2020:

	For the Year Ended
	December 31,
	2021	2020
Change in fair value of net trust assets, excluding REO	$6,471	$(13,081)
Gains from trust REO	111	7,393
Change in fair value of net trust assets, including trust REO gains	$6,582	$(5,688)

Call Rights

The Company holds cleanup call options (call rights) with respect to its securitized trusts whereby, when the UPB of the underlying residential mortgage loans falls below a pre-determined threshold, the Company can purchase the underlying residential mortgage loans at par, plus unreimbursed servicer advances, resulting in the repayment of all of the outstanding securitization financing at par. The Company’s ability to exercise its call rights is limited based available capital and liquidity, and/or in situations where the related securitization trustee does not permit the exercise of such rights.

The Company holds the cleanup call options through either its economically owned residuals interests or its master servicing rights. To date, the Company has not exercised any call rights with respect to these securitized trusts however evaluates the potential economic benefits within its fair value estimation process.